CASH DIVIDENDS	9 Months Ended
Dec. 31, 2017
CASH DIVIDENDS
CASH DIVIDENDS

(17)    CASH DIVIDENDS

On June 1, 2017, the Company’s board of directors declared a special cash dividend of USD 0.205 per common share, or USD 0.41 per ADS. The total amount of dividend was RMB 65,698,571 and was paid in cash in June and July 2017.